Document and Entity Information Document	Sep. 10, 2019
Cover page.
Document Type	8-K
Document Period End Date	Sep. 10, 2019
Entity File Number	000-16844
Entity Registrant Name	PECO ENERGY COMPANY
Entity Tax Identification Number	23-0970240
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	P.O. Box 8699 2301
Entity Address, Address Line Two	2301 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19101-8699
City Area Code	(215)
Local Phone Number	841-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Cumulative Preferred Security, Series D,
Trading Symbol	EXC/28
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000078100
Amendment Flag	false